INTANGIBLE ASSETS (Details - Accumulated amortization schedule) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2022 (balance of 2022)	$ 150,184
2023	600,735
2024	45,549
Total	$ 796,468	$ 1,247,019